Commitments, Contingencies and Uncertainties	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Uncertainties

11. COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

Operating Lease

The Company is currently obligated under two operating leases for office spaces and associated building expenses. Both leases are on a month-to-month basis at a monthly rate of $450 and $330, respectively.

SDFO operations are located at 10407 Friars Rd, San Diego, CA 92110, where they occupy an aggregate of approximately 10,000 square feet pursuant to leases. The 5-year leases are on an annual basis at a monthly rate of $6,000 per month.

Seaport Group Enterprise LLC is located at 2533 Folex Way, Spring Valley CA 91978, where they occupy an aggregate of approximately 12,000 square feet pursuant to the lease. The 5-year leases are on an annual basis starting at a monthly rate of $14,750.00 per month.

San Diego Farmers Outlet and Seaport Meat Company Operating Leases

The Company in May 1, 2018 assumed a lease agreement for a facility site and entered into a lease agreement for office space for San Diego Farmers Outlet. The lease has a term of five years expiring on April 30, 2023.

Future minimum lease payments, as set forth in the lease, are below:

YEAR	AMOUNT
2020	$72,000
2021	$72,000
2022	$72,000
2023	$24,000

The Company on December 1, 2019 entered into a lease agreement for a facility site for office space for Seaport Meat Company. The lease has a term of five years expiring on November 30, 2024.

Future minimum lease payments, as set forth in the lease, are below:

YEAR	AMOUNT
2020	$177,000
2021	$177,000
2022	$177,000
2023	$177,000
2024	$162,250

12. COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

Operating Lease

The Company is currently obligated under two operating leases for office spaces and associated building expenses. Both leases are on a month-to-month basis at a monthly rate of $450 and $330, respectively.

SDFO operations are located at 10407 Friars Rd, San Diego, CA 92110, where they occupy an aggregate of approximately 10,000 square feet pursuant to leases. The 5-year leases are on an annual basis at a monthly rate of $6,000 per month.

Seaport Group Enterprise LLC is located at 2533 Folex Way, Spring Valley CA 91978, where they occupy an aggregate of approximately 12,000 square feet pursuant to the lease. The 5-year leases are on an annual basis starting at a monthly rate of $14,750.00 per month.

San Diego Farmers Outlet and Seaport Meat Company Operating Leases

The Company on May 1, 2018 assumed a lease agreement for a facility site and entered into a lease agreement for office space for San Diego Farmers Outlet. The lease has a term of five years expiring on April 30, 2023.

Future minimum lease payments, as set forth in the lease, are below:

YEAR	AMOUNT
2020	$72,000
2021	$72,000
2022	$72,000
2023	$24,000

The Company on December 1, 2019 entered into a lease agreement for a facility site for office space for Seaport Meat Company. The lease has a term of five years expiring on November 30, 2024.

Future minimum lease payments, as set forth in the lease, are below:

YEAR	AMOUNT
2020	$177,000
2021	$177,000
2022	$177,000
2023	$177,000
2024	$162,250

Concentration Risk

The Company is potentially subject to concentration risk in its sales revenue and from a major supplier of goods for sale.

Major Customer

The Company has one major customer that accounted for approximately 42.05% and $11,543,363 of sales for the year ended December 31, 2020. The Company expects to maintain this relationship with the customer.

Major Vendor

The Company has one major vendor that accounted for approximately 25% and $5,888,519 of cost of sales for the year ended December 31, 2020. The Company expects to maintain this relationship with the vendor.